Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 23, 2020, the holders of the Founder Shares, Representative Shares (as defined in Note 7), Private Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) will be entitled to registration rights pursuant to a registration rights agreement. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital as an advisor, pursuant to a Business Combination Marketing Agreement, in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company agreed to pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) were introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.

In addition, the Company agreed to pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in a Business Combination if EarlyBirdCapital introduces the Company to the target business with which the Company completes a Business Combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).

On June 17, 2022, the Company and EarlyBirdCapital agreed to terminate, pursuant to a termination agreement (the “Termination Agreement”), the Business Combination Marketing Agreement. Pursuant to the Termination Agreement, the Representative acknowledged that no amounts are due to it by the Company pursuant to the terms of the Business Combination Marketing Agreement, and the Company acknowledged that it has no claim against the Representative in connection with the termination of the Business Combination Marketing Agreement.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 23, 2020, the holders of the Founder Shares, Representative Shares (as defined in Note 7), Private Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) will be entitled to registration rights pursuant to a registration rights agreement. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 600,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On June 30, 2020, the underwriters fully exercised their over-allotment option to purchase an additional 600,000 Units at $10.00 per Unit.

The underwriters were paid a cash underwriting discount of three and one half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $1,400,000. In connection with the underwriters’ exercise of their over-allotment option in full on June 30, 2020, the underwriters were paid an additional cash underwriting discount of $210,000.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital as an advisor, pursuant to a Business Combination Marketing Agreement, in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company agreed to pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) were introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.

In addition, the Company will pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in a Business Combination if EarlyBirdCapital introduces the Company to the target business with which the Company completes a Business Combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).

On June 17, 2022, the Company and EarlyBirdCapital agreed to terminate, pursuant to a termination agreement (the “Termination Agreement”), the Business Combination Marketing Agreement. Pursuant to the Termination Agreement, the Representative acknowledged that no amounts are due to it by the Company pursuant to the terms of the Business Combination Marketing Agreement, and the Company acknowledged that it has no claim against the Representative in connection with the termination of the Business Combination Marketing Agreement.

Nukkleus Inc.[Member]
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Digital asset wallets

Digital RFQ has committed to safeguard all digital assets and digital token identifiers on behalf of its customers. As such, Digital RFQ may be liable to its customers for losses arising from theft or loss of customer private keys. Digital RFQ has no reason to believe it will incur any expense associated with such potential liability because (i) it has no known or historical experience of claims to use as a basis of measurement, (ii) it accounts for and continually verifies the amount of digital assets within its control, and (iii) it engages third parties, which are digital asset trading platforms, to provide certain custodial services, including holding its customers’ digital token identifiers, securing its customers’ digital assets, and protecting them from loss or theft, including indemnification against certain types of losses such as theft. Its third-party digital asset trading platforms hold the digital assets in accounts in Digital RFQ’s name for the benefit of Digital RFQ’s customers.

Merger

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Brilliant Acquisition Corporation, a British Virgin Islands company (“Brilliant”). The Merger Agreement has been approved by the Company’s boards of directors. On June 23, 2023, the Company, Brilliant and BRIL Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Brilliant (“Merger Sub”), entered into an Amended and Restated Agreement and Plan of Merger (the “A&R Merger Agreement”). The A&R Merger Agreement extended the Outside Closing Date (as defined in the A&R Merger Agreement), to the later of (i) July 23, 2023, or, (ii) following the approval by Brilliant’s shareholders of an extension of the life of the SPAC pursuant to Brilliant’s organizational documents, to the date so approved, but not later than December 23, 2023. The transactions contemplated by the A&R Merger Agreement are expected to close in the fourth quarter of fiscal year 2023, provided however there is no guarantee that the transaction will close.

White lion stock purchase agreement

On May 17, 2022, the Company entered into a Stock Purchase Agreement (the “White Lion Agreement”) with White Lion Capital Partners, LLC a California-based investment fund (“White Lion”). Under the terms of the White Lion Agreement, the Company has the right, but not the obligation, to require White Lion to purchase shares of its common stock up to a maximum amount of $75,000,000 or such lower amount as may be required pursuant to the rules of the market on which shares of its common stock trades at such time. Pursuant to terms of the White Lion Agreement and the Registration Rights Agreement (as defined below), the Company is required to use its commercially reasonable efforts to file with the SEC a registration statement covering the shares to be acquired by White Lion within sixty days following the closing of the previously announced business combination with Brilliant Acquisition Corporation described in its Current Report on Form 8-K filed with the SEC on February 23, 2022 (the “Business Combination”).

The term of the White Lion Agreement commences on the effective date of the registration statement and shall end on December 31, 2024, or, if earlier, the date on which White Lion has purchased the maximum number of shares of the Company’s common stock provided under the White Lion Agreement, in each case on the terms and subject to the conditions set forth in the White Lion Agreement. White Lion’s purchase price will be 96% of the dollar- volume weighted average price of the Company’s common stock over the two consecutive trading days immediately following receipt of the Company’s notice of its intent to make a draw. As of June 30, 2023, the White Lion Agreement is not yet effective.

During the term of the White Lion Agreement, on the terms and subject to the conditions set forth therein, the Company may draw up to the lesser of (i) the number of shares of the Company’s common stock which would result in beneficial ownership by White Lion of more than 4.99% of the outstanding shares of the Company’s common stock, (ii) the number of shares of the Company’s common stock equal to 30% of the average daily trading volume of the

Company’s common stock over the five consecutive trading days immediately following the notice date, or (iii) the number of the Company’s common stock obtained by dividing $1,500,000 by the closing sale price of the Company’s common stock on the notice date.

The Company is not entitled to draw on the White Lion Agreement if the closing sale price of the Company’s common stock on the trading day immediately preceding the notice date is less than $1.00 (following the reverse stock split proposed in connection with the closing of the Business Combination and described in the Company’s Current Report on Form 8-K filed with the SEC on February 23, 2022, but adjusted for any other reorganization, recapitalization, non-cash dividend, stock split or other similar transaction). The Company is not entitled to draw on the White Lion Agreement unless each of the following additional conditions is satisfied: (i) each of the Company’s representations and warranties set forth in the White Lion Agreement is true and correct (subject to qualifications as to materiality set forth therein) in all respects as of such time; (ii) a registration statement is and remains effective for the resale of securities in connection with the White Lion Agreement; (iii) the trading of the Company’s common stock shall not have been suspended by the SEC, the applicable trading market or FINRA, or otherwise halted for any reason; (iv) the Company shall have complied with its obligations and shall not otherwise be in breach or default of any agreement set forth in the White Lion Agreement; (v) no statute, regulation, order, guidance, decree, writ, ruling or injunction shall have been enacted, entered, promulgated, threatened or endorsed by any federal, state, local or foreign court or governmental authority of competent jurisdiction, including, without limitation, the SEC, which prohibits the consummation of or which would materially modify or delay any of the transactions contemplated by the White Lion Agreement; (vi) all reports, schedules, registrations, forms, statements, information and other documents required to have been filed by us with the SEC pursuant to the reporting requirements of the Exchange Act of 1934 (other than Forms 8-K) shall have been filed with the SEC within the applicable time periods prescribed for such filings; (vii) to the extent the issuance of the put shares requires shareholder approval under the listing rules of the applicable national exchange or principal quotation system for the Company’s common stock, the Company has or will seek such approval; and (viii) certain other conditions as set forth in the White Lion Agreement.

In addition to the shares to be issued under the White Lion Agreement, the Company will include in its registration statement additional shares of the Company’s common stock in the amount of $750,000 being issued to White Lion in connection with the execution of the White Lion Agreement.

White lion registration rights agreement

In connection with the Company’s entry into the White Lion Agreement, the Company entered into a Registration Rights Agreement with White Lion (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to use its commercially reasonable efforts to file a registration statement under the Securities Act registering the resale of the shares sold under the White Lion Agreement within sixty days of the closing of the Business Combination. The Registration Rights Agreement also provides that the Company is required to use its commercially reasonable efforts to keep the registration effective and to prepare and file with the SEC such amendments and supplements if the foregoing registration statement is not then in effect, and the Company proposes to file certain types of registration statements under as may be necessary to keep the registration statement effective.

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company is subject to ordinary routine litigation incidental to its normal business operations. The Company is not currently a party to, and its property is not subject to, any material legal proceedings, except as set forth below.

On April 16, 2020, the Company was named as a defendant in the BT Prime Litigation. The BT Prime Litigation was brought by BT Prime against Boston Technologies Powered by Forexware LLC f/k/a Forexware LLC (“Forexware”), Currency Mountain Holdings LLC, Currency Mountain Holdings Limited f/k/a Forexware Malta Holdings Ltd., FXDirectDealer, LLC, FXDD Malta Ltd., Nukkleus, Nukkleus Bermuda Limited and Global Elite Holdings Ltd. f/k/a Currency Mountain Holdings Bermuda, Ltd. BT Prime sought, amongst other relief, a determination that the defendants were liable for all of the debts of BT Prime stemming from its bankruptcy proceedings, and sought to recover certain amounts transferred to Forexware and FXDD Malta prior to the initiation of the bankruptcy case. In the sole claim asserted against Nukkleus, BT Prime alleged that Nukkleus acquired certain technology assets from Forexware and is a continuation of the business of Forexware and a successor-in-interest to Forexware. Based on this theory, BT Prime alleged that Nukkleus should be jointly and severally liable for any liability attributable to Forexware or the other defendants, should the court eventually find any such liability. Although Nukkleus acquired licenses from Forexware, Forexware retained other assets and continued to operate a separate business, which Nukkleus believes is the business that is pertinent to BT Prime’s allegations. Nukkleus believes that the similarity in Forexware and Nukkleus’s business, including the shared use of software, caused BT Prime to conflate the two businesses, but Nukkleus was not connected to the events that caused the initiation of BT Prime’s liquidation and bankruptcy proceedings.

Nukkleus has issued a limited guarantee of the obligations under a settlement agreement among BT Prime and the defendants other than Nukkleus, limited to an amount equal to $2,050,000, which guarantee is subject to release following payment by the defendants other than Nukkleus of their obligations under the settlement agreement. Nukkleus management believes that the term of the limited guarantee will expire without any payment obligation or other cost to Nukkleus. On May 31, 2022, the BT Prime Litigation was dismissed with prejudice by the bankruptcy court as to Nukkleus and FXDD Malta Ltd., following which none of Nukkleus or any of its direct or indirect subsidiaries were party to the BT Prime Litigation.

Digital asset wallets

Digital RFQ has committed to safeguard all digital assets and digital token identifiers on behalf of its customers. As such, Digital RFQ may be liable to its customers for losses arising from theft or loss of customer private keys. Digital RFQ has no reason to believe it will incur any expense associated with such potential liability because (i) it has no known or historical experience of claims to use as a basis of measurement, (ii) it accounts for and continually verifies the amount of digital assets within its control, and (iii) it engages third parties, which are digital asset trading platforms, to provide certain custodial services, including holding its customers’ digital token identifiers, securing its customers’ digital assets, and protecting them from loss or theft, including indemnification against certain types of losses such as theft. Its third-party digital asset trading platforms hold the digital assets in accounts in Digital RFQ’s name for the benefit of Digital RFQ’s customers.

Merger

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Brilliant Acquisition Corporation, a British Virgin Islands company (“Brilliant”). The Merger Agreement has been approved by the Company’s board of directors. On January 20, 2023, parties to the Merger Agreement entered into an Amendment No. 3 to the Merger Agreement (the “Amendment”) solely to extend the Outside Closing Date (as defined in the Merger Agreement), to the later of (i) April 23, 2023, or, (ii) following the approval by Brilliant’s shareholders of the extension of the life of the SPAC pursuant to Brilliant’s articles of association, to the date so approved, but not later than June 23, 2023. The transaction is expected to close in the third quarter of fiscal year 2023 provided however there is no guarantee that the transaction will close.

The Company made loans with an aggregate principal of $121,650 to Brilliant in subsequent period. The principal shall be payable promptly after the date on which Brilliant consummates an initial business combination with a target business. The principal may be prepaid at any time. These loans bear a fixed interest rate of 0% per annum. These loans shall not be convertible into any securities of Brilliant, and the Company shall have no recourse with respect to Brilliant’s ability to convert these loans into any securities of Brilliant.

White lion stock purchase agreement

On May 17, 2022, the Company entered into a Stock Purchase Agreement (the “White Lion Agreement”) with White Lion Capital Partners, LLC a California-based investment fund (“White Lion”). Under the terms of the White Lion Agreement, the Company has the right, but not the obligation, to require White Lion to purchase shares of its common stock up to a maximum amount of $75,000,000 or such lower amount as may be required pursuant to the rules of the market on which shares of its common stock trades at such time. Pursuant to terms of the White Lion Agreement and the Registration Rights Agreement (as defined below), the Company is required to use its commercially reasonable efforts to file with the SEC a registration statement covering the shares to be acquired by White Lion within sixty days following the closing of the previously announced business combination with Brilliant Acquisition Corporation described in its Current Report on Form 8-K filed with the SEC on February 23, 2022 (the “Business Combination”).

The term of the White Lion Agreement commences on the effective date of the registration statement and shall end on December 31, 2024, or, if earlier, the date on which White Lion has purchased the maximum number of shares of the Company’s common stock provided under the White Lion Agreement, in each case on the terms and subject to the conditions set forth in the White Lion Agreement. White Lion’s purchase price will be 96% of the dollar- volume weighted average price of the Company’s common stock over the two consecutive trading days immediately following receipt of the Company’s notice of its intent to make a draw. As of September 30, 2022, the White Lion Agreement is not yet effective.

During the term of the White Lion Agreement, on the terms and subject to the conditions set forth therein, the Company may draw up to the lesser of (i) the number of shares of the Company’s common stock which would result in beneficial ownership by White Lion of more than 4.99% of the outstanding shares of the Company’s common stock, (ii) the number of shares of the Company’s common stock equal to 30% of the average daily trading volume of the Company’s common stock over the five consecutive trading days immediately following the notice date, or (iii) the number of the Company’s common stock obtained by dividing $1,500,000 by the closing sale price of the Company’s common stock on the notice date.

The Company is not entitled to draw on the White Lion Agreement if the closing sale price of the Company’s common stock on the trading day immediately preceding the notice date is less than $1.00 (following the reverse stock split proposed in connection with the closing of the Business Combination and described in the Company’s Current Report on Form 8-K filed with the SEC on February 23, 2022, but adjusted for any other reorganization, recapitalization, non-cash dividend, stock split or other similar transaction). The Company is not entitled to draw on the White Lion Agreement unless each of the following additional conditions is satisfied: (i) each of the Company’s representations and warranties set forth in the White Lion Agreement is true and correct (subject to qualifications as to materiality set forth therein) in all respects as of such time; (ii) a registration statement is and remains effective for the resale of securities in connection with the White Lion Agreement; (iii) the trading of the Company’s common stock shall not have been suspended by the SEC, the applicable trading market or FINRA, or otherwise halted for any reason; (iv) the Company shall have complied with its obligations and shall not otherwise be in breach or default of any agreement set forth in the White Lion Agreement; (v) no statute, regulation, order, guidance, decree, writ, ruling or injunction shall have been enacted, entered, promulgated, threatened or endorsed by any federal, state, local or foreign court or governmental authority of competent jurisdiction, including, without limitation, the SEC, which prohibits the consummation of or which would materially modify or delay any of the transactions contemplated by the White Lion Agreement; (vi) all reports, schedules, registrations, forms, statements, information and other documents required to have been filed by us with the SEC pursuant to the reporting requirements of the Exchange Act of 1934 (other than Forms 8-K) shall have been filed with the SEC within the applicable time periods prescribed for such filings; (vii) to the extent the issuance of the put shares requires shareholder approval under the listing rules of the applicable national exchange or principal quotation system for the Company’s common stock, the Company has or will seek such approval; and (viii) certain other conditions as set forth in the White Lion Agreement.

In addition to the shares to be issued under the White Lion Agreement, the Company will include in its registration statement additional shares of the Company’s common stock in the amount of $750,000 being issued to White Lion in connection with the execution of the White Lion Agreement.

White lion registration rights agreement

In connection with the Company’s entry into the White Lion Agreement, the Company entered into a Registration Rights Agreement with White Lion (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to use its commercially reasonable efforts to file a registration statement under the Securities Act registering the resale of the shares sold under the White Lion Agreement within sixty days of the closing of the Business Combination. The Registration Rights Agreement also provides that the Company is required to use its commercially reasonable efforts to keep the registration effective and to prepare and file with the SEC such amendments and supplements if the foregoing registration statement is not then in effect, and the Company proposes to file certain types of registration statements under as may be necessary to keep the registration statement effective.